Entity Information	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	GENMARK DIAGNOSTICS, INC.
Entity File Number	001-34753
Entity Address, Address Line One	5964 La Place Court
Entity Address, Postal Zip Code	92008
Local Phone Number	448-4300
Entity Address, State or Province	CA
Entity Address, City or Town	Carlsbad
City Area Code	(760)
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GNMK
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2053069
Document Period End Date	Feb. 18, 2021
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001487371
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Pre-commencement Issuer Tender Offer	false